Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities Available for Sale [Table Text Block]

	December 31, 2012
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$7,908	$7,996	$88	$-
After one year but within five years	42,253	42,796	543	-
After five years but within ten years	22,004	22,025	53	(32)
	72,165	72,817	684	(32)
Obligations of state and political subdivisions
Within one year	10,448	10,505	57	-
After one year but within five years	29,595	29,809	246	(32)
After five years but within ten years	4,727	4,936	215	(6)
After ten years	731	726	-	(5)
	45,501	45,976	518	(43)
Mortgage-backed securities	2,502	2,526	24	-
Equity securities	985	1,019	145	(111)
Total	$121,153	$122,338	$1,371	$(186)

	December 31, 2011
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$2,918	$2,947	$29	$-
After one year but within five years	51,629	52,202	584	(11)
After five years but within ten years	12,497	12,539	42	-
	67,044	67,688	655	(11)
Obligations of state and political subdivisions
Within one year	11,076	11,154	78	-
After one year but within five years	21,944	22,289	369	(24)
After five years but within ten years	3,976	4,147	173	(2)
	36,996	37,590	620	(26)
Corporate notes
After one year but within five years	1,000	1,004	4	-
	1,000	1,004	4	-
Mortgage-backed securities	4,035	4,109	74	-
Equity securities	985	890	97	(192)
Total	$110,060	$111,281	$1,450	$(229)

Summary of Proceeds and Relized Gain/(Loss) [Table Text Block]

		Years Ended December 31,
	2012	2011	2010
Gross proceeds from sales of securities	$-	$-	$-
Securities available for sale:
Gross realized gains from called securities	$2	$6	$31
Gross realized losses	-	-	-

Schedule of Unrealized Losses [Table Text Block]

	Unrealized Losses at December 31, 2012

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S. Government
agencies and corporations	$11,471	$(32)	$-	$-	$11,471	$(32)
Obligations of state and political
subdivisions	13,040	(43)	-	-	13,040	(43)
Debt securities	24,511	(75)	-	-	24,511	(75)

Equity securities	249	(13)	251	(98)	500	(111)

Total temporarily impaired securities	$24,760	$(88)	$251	$(98)	$25,011	$(186)

	Unrealized Losses at December 31, 2011

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S. Government
agencies and corporations	$6,489	$(11)	$-	$-	$6,489	$(11)
Obligations of state and political
subdivisions	4,321	(26)	-	-	4,321	(26)
Debt securities	10,810	(37)	-	-	10,810	(37)

Equity securities	423	(80)	232	(112)	655	(192)

Total temporarily impaired securities	$11,233	$(117)	$232	$(112)	$11,465	$(229)